Shareholder Report, Average Annual Return (Details)			2 Months Ended	8 Months Ended	12 Months Ended		39 Months Ended	60 Months Ended	70 Months Ended	118 Months Ended	120 Months Ended
	Jun. 29, 2021	Dec. 15, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000142731
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Conestoga Small Cap Fund - Institutional Class
C000012946
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Conestoga Small Cap Fund - Investors Class
C000136097
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conestoga SMid Cap Fund - Institutional Class
C000136096
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Conestoga SMid Cap Fund - Investors Class
C000227602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conestoga Mid Cap Fund - Institutional Class
C000227603
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Conestoga Mid Cap Fund - Investors Class
C000232594
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Conestoga Discovery Fund - Institutional Class
C000232593
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Conestoga Discovery Fund - Investors Class
Without Sales Load [Member] | C000142731
Average Annual Return [Line Items]
Average Annual Return, Percent					19.19%			8.62%			12.23%
Without Sales Load [Member] | C000012946
Average Annual Return [Line Items]
Average Annual Return, Percent					18.94%			8.40%			12.00%
Without Sales Load [Member] | C000136097
Average Annual Return [Line Items]
Average Annual Return, Percent					26.26%			9.33%		12.05%
Without Sales Load [Member] | C000136096
Average Annual Return [Line Items]
Average Annual Return, Percent					25.93%			9.06%			11.75%
Without Sales Load [Member] | C000227602
Average Annual Return [Line Items]
Average Annual Return, Percent					21.28%		0.09%
Without Sales Load [Member] | C000227603
Average Annual Return [Line Items]
Average Annual Return, Percent					20.90%		(0.15%)
Without Sales Load [Member] | C000232594
Average Annual Return [Line Items]
Average Annual Return, Percent					15.43%			6.39%	6.86%
Without Sales Load [Member] | C000232593
Average Annual Return [Line Items]
Average Annual Return, Percent					15.19%			6.12%	6.60%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%			15.26%			12.83%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%			15.26%			12.83%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%			15.26%		12.96%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%			15.26%			12.83%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%		9.43%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%		9.43%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%			15.26%	14.61%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					35.19%			15.26%	14.61%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					27.66%			8.82%			8.95%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					27.66%			8.82%			8.95%
Russell 2500 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					25.20%			9.75%		9.94%
Russell 2500 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					25.20%			9.75%			9.98%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					29.33%		1.75%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					29.33%		1.75%
Russell Microcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					26.37%			6.86%	4.24%
Russell Microcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					26.37%			6.86%	4.24%